Provision for Unpaid Losses and Loss Adjustment Expenses - Provision (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Outstanding losses reported	$ 38,207	$ 22,710
IBNR	36,662	32,278
Total unpaid losses and loss adjustment expenses	$ 74,869	$ 54,988